Stockholders' deficit, Incentive Award Plan (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 19, 2019	May 06, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 20, 2019	Nov. 11, 2019	Apr. 29, 2019
Stock Options [Abstract]
Shares granted (in shares)					2,503,371
Shares granted, exercise price (in dollars per share)					$ 1.83
Accelerated vesting expense		$ 2,200
Shares acquired (in shares)					5,250,000
Shares acquired, exercise price (in dollars per share)					$ 1.82
Option outstanding (in shares)					7,791,833	38,462
Shares vested (in shares)					2,716,791	38,462
Stock Options [Member]
Stock Options [Abstract]
Shares granted (in shares)			100,000	0		38,462
Shares granted, exercise price (in dollars per share)						$ 6.76
Accelerated vesting expense						$ 100
2019 Incentive Award Plan [Member]
Stock Options [Abstract]
Authorized issuance shares of common stock (in shares)					6,000,000				6,000,000
Percent of common stock outstanding					10.00%
Option outstanding (in shares)					7,753,371	164,356
2019 Incentive Award Plan [Member] | Stock Options [Member]
Stock Options [Abstract]
Shares granted (in shares)		2,503,371
Option outstanding (in shares)						164,356
Shares vested (in shares)					912,917
2019 Incentive Award Plan [Member] | Stock Options [Member] | Management [Member]
Stock Options [Abstract]
Shares acquired (in shares)		5,250,000
Shares acquired, exercise price (in dollars per share)		$ 5.00
Award monthly vesting percentage		4.167%
Amended and Restated Incentive Award Plan 2019 [Member]
Stock Options [Abstract]
Authorized issuance shares of common stock (in shares)	9,000,000
Number of awards available for issuance (in shares)							9,000,000	6,000,000
Exercise price of options, lower (in dollars per share)	$ 1.82
Increase in fair value of vested options	$ 600
Increase in fair value of unvested options	$ 800